UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:

	/s/ Joseph E. Sweeney		San Francisco, CA		May 15, 2001
	Joseph E. Sweeney		[City, State]			[Date]

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	14

Form 13F Information Table Value Total:	23,197


List of Other Included Managers:

NONE

<Page


NAME OF ISSUER			TITLE OF	CUSIP		VALUE	  SHARES	INV.		OTHER	VOTING AUTH
					CLASS				X1000			DISC		MGR	SOLE SHR NONE

Abercrombie & Fitch Co.      Common      002896207     818   25,000     SH   N/A   Sole        25,000
Adelphia Communications      Common      006848105    4050  100,000     SH   N/A   Sole       100,000
Boeing Company               Common      097023105    3343   60,000     SH   N/A   Sole        60,000
CNF Inc.                     Common      12612W104    2022   70,000     SH   N/A   Sole        70,000
Compuware Corp.              Common      205638109    1170  120,000     SH   N/A   Sole       120,000
Gap Stores                   Common      364760108    2372  100,000     SH   N/A   Sole       100,000
Juniper Networks Inc.        Common      48203R104     759   20,000     SH   N/A   Sole        20,000
Micron Technology            Common      595112103      76    1,830     SH   N/A   Sole         1,830
Nabors Industries Inc.       Common      629568106    1091   21,051     SH   N/A   Sole        21,051
Philip Morris Co. Inc.       Common      718154107    3796   80,000     SH   N/A   Sole        80,000
Quanta Services              Common      74762E102     487   21,800     SH   N/A   Sole        21,800
Symantec Corp.               Common      871503108    1673   40,000     SH   N/A   Sole        40,000
Veritas Software Co.         Common      923436109     446    9,650     SH   N/A   Sole         9,650
Washington Mutual            Common      939322103    1095   20,000     SH   N/A   Sole        20,000





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